Postretirement Health-Care And Life-Insurance Plans (Narrative) (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Mar. 31, 2010	Jul. 02, 2011 years	Jul. 03, 2010	Jun. 27, 2009	Mar. 28, 2009
Minimum age for eligibility for postretirement benefits		55
Postretirement benefits, requisite service period		10
Pension plan curtailment	$ 25		$ 10	$ 17
Effect of plan amendment on accumulated postretirement obligation				32	50
Scenario, Forecast [Member]
Amortization of prior service cost		10
Amortization of net actuarial loss		0
Amortization of net initial asset		2
Continuing Operations [Member]
Pension plan curtailment	20			12
Postretirement Health-Care And Life Insurance Plan [Member]
Pension plan curtailment				(12)
Future plan benefit payments 2012		8
Future plan benefit payments 2013		8
Future plan benefit payments 2014		8
Future plan benefit payments 2015		8
Future plan benefit payments 2016		8
Future plan benefit payments from 2017 to 2021		43
Medicare Part D subsidy			$ 2